Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–134.57%(a)
New York–131.57%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB (Acquired 10/28/2021; Cost $635,790)(b)(c)	4.00%	07/01/2051	$605	$316,502
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	150	152,643
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	973,649
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,039,956
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(d)	0.00%	07/15/2034	8,315	5,810,856
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,484,323
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	507,560
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,507,298
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	555	551,521
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2056	100	101,161
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2062	1,000	1,044,426
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(e)(f)	5.00%	01/01/2035	1,700	1,701,237
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	150	147,956
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	2,851,040
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(e)	6.50%	07/01/2057	1,355	1,393,206
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	600	572,711
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	420	465,291
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	2,976,697
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	725	766,776
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	979,656
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	500	546,276
Series 2023 E, RB	5.00%	09/01/2053	1,000	1,087,512
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	150	152,161
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,000	3,096,646
Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	5,000	2,526,758
Series 2024, Ref. RB	5.00%	11/15/2052	5,000	5,485,521
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2044	320	332,077
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	850	787,067
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	35	38,572
Series 2024, Ref. RB	5.25%	06/01/2054	100	108,732
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	3,110	3,114,653
Series 2016 A, RB	5.00%	11/15/2056	7,000	7,010,297
Nassau (County of), NY; Series 2024 A, GO Bonds	4.00%	04/01/2054	250	249,897
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $1,420,984)(b)(c)	5.00%	01/01/2058	1,219	184,289
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $600,000)(b)(c)(e)	9.00%	01/01/2041	600	600,000
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	750	750,405
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,168,094
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	500	548,374
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	500	548,898
Two Hundred Forty Six Series 2024, Ref. RB(f)	5.00%	09/01/2044	250	270,820
Two Hundred Thirty-First Series 2022, Ref. RB(f)	5.50%	08/01/2047	8,000	8,777,554
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	$5,100	$5,065,441
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	500	497,374
Series 2024 C, GO Bonds	5.25%	03/01/2053	1,500	1,667,156
Subseries 2010 G-4, VRD GO Bonds(g)	2.80%	03/01/2039	2,000	2,000,000
Subseries 2022 D-1, GO Bonds(h)	5.25%	05/01/2043	1,700	1,893,916
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	491,039
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	4,240	4,213,001
Series 2020, Ref. RB (INS - AGM)(i)	3.00%	03/01/2049	300	243,725
New York (City of), NY Municipal Water Finance Authority;
Series 2020 AA-2, RB	4.00%	06/15/2043	2,500	2,524,553
Series 2021 CC-1, RB	4.00%	06/15/2051	9,000	8,952,394
Series 2024 AA, RB	5.25%	06/15/2053	1,000	1,123,753
Series 2024 AA, RB	4.00%	06/15/2054	250	247,235
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	2,565	2,567,890
Series 2019 C, RB(h)	4.00%	11/01/2042	8,000	8,018,321
Series 2020, RB	4.00%	05/01/2046	2,000	2,004,585
Series 2021 B-1, RB	4.00%	08/01/2042	1,000	1,012,393
Series 2023 A, RB	4.00%	05/01/2045	2,000	2,007,968
Series 2024 C, RB	5.25%	05/01/2049	750	843,414
Series 2024, RB	4.13%	05/01/2052	1,000	1,002,067
Series 2024, RB	5.00%	05/01/2052	1,000	1,093,543
Subseries 2016 F-3, RB	3.25%	02/01/2041	1,535	1,445,515
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	100	109,506
New York (State of) Dormitory Authority;
Series 2011, RB	5.00%	10/01/2025	20	20,030
Series 2015 A, Ref. RB(h)	5.00%	07/01/2048	10,000	10,064,613
Series 2018, RB	5.00%	07/01/2048	855	885,458
Series 2020 A, Ref. RB	4.00%	03/15/2048	2,000	1,988,740
Series 2020 D, Ref. RB	4.00%	02/15/2047	300	298,262
Series 2022, RB(h)	4.00%	03/15/2049	6,500	6,497,740
Series 2024 A, RB	5.50%	05/01/2049	50	55,072
Series 2024 A, RB	5.00%	03/15/2054	500	549,490
Series 2024 A, RB	5.50%	05/01/2056	150	164,297
Series 2024 A, Ref. RB	4.00%	03/15/2054	2,105	2,093,510
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	1,000	1,006,265
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,484,528
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2027	700	744,868
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2030	1,750	1,984,873
Series 2005 A, RB (INS - AMBAC)(i)	5.50%	05/15/2031	445	513,359
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	2,065	2,125,444
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	2,838,245
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2024, RB	5.50%	11/01/2044	200	224,678
New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	4.00%	07/01/2047	235	232,716
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(i)	5.50%	07/01/2031	1,115	1,236,740
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,106,536
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	1,985	1,991,013
Series 2019 A, RB	5.00%	07/01/2049	1,410	1,477,620
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	150	161,632
Series 2024, RB (INS - AGC)(i)	5.50%	10/01/2054	1,000	1,121,751
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	$1,000	$1,022,655
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank, Ltd.)(g)(j)	2.05%	05/01/2039	3,000	3,000,000
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2024 A-1, RB	5.00%	06/15/2054	150	159,685
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	75	76,137
Series 2023 252, RB	4.55%	10/01/2048	125	126,178
Series 2023 252, RB	4.65%	10/01/2053	150	151,784
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	2,000	1,962,569
Series 2024 A, RB	4.00%	11/15/2054	250	248,723
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(i)	5.13%	11/15/2063	1,000	1,095,773
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	2,000	1,973,273
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	550	605,941
Series 2022, Ref. RB	5.00%	09/15/2052	250	275,004
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2023 A-3, VRD RB(g)	2.80%	05/01/2063	10,000	10,000,000
Series 2023, RB	4.80%	02/01/2053	1,620	1,670,071
Series 2024 C-1, RB	4.50%	08/01/2054	500	507,773
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,965	1,984,201
Series 2016 B, RB(d)	0.00%	11/15/2044	1,730	696,665
Series 2016, RB(d)	0.00%	11/15/2056	4,000	889,762
New York Counties Tobacco Trust IV; Series 2010 A, RB(e)	6.25%	06/01/2041	870	870,089
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	8,430	3,790,747
Series 2005 S-2, RB(d)	0.00%	06/01/2050	14,850	2,393,437
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	8,620	8,624,749
Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	1,085	1,086,196
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,145	2,580,330
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	925	745,236
Series 2021 A, Ref. RB	2.88%	11/15/2046	3,325	2,578,337
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 E, RB	5.00%	06/15/2042	575	599,056
New York State Urban Development Corp.; Series 2020 C, Ref. RB	5.00%	03/15/2050	1,410	1,496,859
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2044	615	619,260
Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,324,997
Series 2021, Ref. RB(h)	4.00%	03/15/2046	9,000	9,034,069
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2046	2,500	2,494,514
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(g)	3.02%	03/15/2033	5,000	5,000,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	1,015	1,016,701
Series 2016, Ref. RB(f)	5.00%	08/01/2031	800	801,006
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2034	805	829,604
Series 2018, RB(f)	5.00%	01/01/2036	2,250	2,312,237
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(f)	5.38%	06/30/2060	1,500	1,569,622
Series 2024, RB(f)	5.50%	06/30/2054	700	751,915
Series 2024, RB (INS - AGM)(f)(i)	5.25%	06/30/2060	250	265,775
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(f)	5.00%	07/01/2041	$2,500	$2,500,083
Series 2016 A, RB(f)	5.00%	07/01/2046	1,000	1,000,018
Series 2016 A, RB(f)(h)(k)	5.00%	07/01/2046	7,000	7,000,123
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGC)(f)(i)(l)	5.00%	12/31/2054	500	335,560
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGC)(f)(i)	5.25%	12/31/2054	500	538,936
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	451,234
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(f)	4.75%	11/01/2042	1,820	1,781,246
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(f)	5.00%	04/01/2028	750	750,323
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	1,725	1,724,973
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	2,000	1,943,050
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	150	129,539
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2049	4,260	4,274,411
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,393,895
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	7,890	2,379,712
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	96,000	6,638,592
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,086,000
Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.75%	12/01/2044	500	522,481
Series 2024, RB	6.00%	12/01/2053	500	524,873
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	915	907,621
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	250,000
Series 2013 A, RB(b)	5.00%	07/01/2032	750	187,500
Series 2013 A, RB(b)	5.00%	07/01/2038	2,000	500,000
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(d)	0.00%	11/15/2032	1,500	1,129,950
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	1,000	972,077
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	5,545	6,163,325
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	350	392,597
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,120	2,242,793
Series 2022, RB(h)	5.25%	05/15/2062	8,000	8,692,401
Triborough Bridge & Tunnel Authority( MTA Brdiges & Tunnels); Series 2023 A, RB(h)	4.25%	05/15/2058	10,000	10,106,151
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,070	1,946,121
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	1,030	1,082,351
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	133,827
Series 2020 A, Ref. RB	5.13%	07/01/2055	520	436,926
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	420	418,301
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	350	355,475
Series 2021, Ref. RB(e)	4.50%	07/01/2056	600	562,532
Series 2021, Ref. RB(e)	5.00%	07/01/2056	200	201,217
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2023, RB (INS - AGM)(i)	5.75%	11/01/2048	150	170,037
Series 2023, RB (INS - AGM)(i)	5.75%	11/01/2053	1,250	1,406,810
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	575	559,131
Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	2,630,511
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	275	255,716
				307,530,686
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.68%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$595	$598,161
Series 2002, RB	5.63%	05/15/2043	145	146,739
Series 2005 A, RB(d)	0.00%	05/15/2050	3,000	588,885
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	52	36,034
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,125	1,073,056
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	500	495,941
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2029	565	475,508
Series 2018 A-1, RB(d)	0.00%	07/01/2031	650	504,686
Series 2018 A-1, RB(d)	0.00%	07/01/2046	1,000	338,785
Series 2018 A-1, RB	5.00%	07/01/2058	2,000	2,009,028
				6,266,823
Virgin Islands–0.32%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	785	744,984
TOTAL INVESTMENTS IN SECURITIES(m)–134.57% (Cost $310,114,318)				314,542,493
FLOATING RATE NOTE OBLIGATIONS–(17.61)%
Notes with interest and fee rates ranging from 3.41% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 11/01/2042 to 05/15/2062(n)				(41,170,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.64)%				(90,315,752)
OTHER ASSETS LESS LIABILITIES–21.68%				50,689,276
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$233,746,017
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $2,038,291, which represented less than 1% of the Trust’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2024 was $1,100,791, which represented less than 1% of the Trust’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $27,864,395, which represented 11.92% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,670,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $61,307,334 are held by TOB Trusts and serve as collateral for the $41,170,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Trust for Investment Grade New York Municipals